Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$392,969.53

Principal:
Principal Collections	$6,057,768.15
Prepayments in Full	$2,150,741.02
Liquidation Proceeds	$153,113.97
Recoveries	$11,185.18
Sub Total	$8,372,808.32
Collections	$8,765,777.85

Purchase Amounts:
Purchase Amounts Related to Principal	$259,362.37
Purchase Amounts Related to Interest	$1,397.97
Sub Total	$260,760.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,026,538.19

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$9,026,538.19
Servicing Fee	$87,692.13	$87,692.13	$0.00	$0.00	$8,938,846.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,938,846.06
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,938,846.06
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,938,846.06
Interest - Class A-4 Notes	$37,606.01	$37,606.01	$0.00	$0.00	$8,901,240.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,901,240.05
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$8,822,984.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,822,984.63
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$8,765,561.30
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,765,561.30
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$8,693,336.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,693,336.30
Regular Principal Payment	$7,763,128.71	$7,763,128.71	$0.00	$0.00	$930,207.59
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$930,207.59
Residuel Released to Depositor	$0.00	$930,207.59	$0.00	$0.00	$0.00
Total		$9,026,538.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,763,128.71
Total					$7,763,128.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$7,763,128.71	$53.69	$37,606.01	$0.26	$7,800,734.72	$53.95
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$7,763,128.71	$7.12	$245,509.76	$0.23	$8,008,638.47	$7.35

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$20,989,398.97	0.1451549	$13,226,270.26	0.0914680
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$95,839,398.97	0.0879059	$88,076,270.26	0.0807854

Pool Information
Weighted Average APR	4.555%	4.563%
Weighted Average Remaining Term	19.64	18.86
Number of Receivables Outstanding	14,031	13,421
Pool Balance	$105,230,557.29	$96,530,897.28
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$95,839,398.97	$88,076,270.26
Pool Factor	0.0876921	0.0804424

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$8,454,627.02
Targeted Overcollateralization Amount	$8,454,627.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,454,627.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	47

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		83	$78,674.50
(Recoveries)		105	$11,185.18
Net Losses for Current Collection Period			$67,489.32
Cumulative Net Losses Last Collection Period			$8,677,350.07
Cumulative Net Losses for all Collection Periods			$8,744,839.39

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.77%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.96%	316	$2,853,572.59
61-90 Days Delinquent	0.33%	33	$319,220.94
91-120 Days Delinquent	0.15%	10	$146,369.88
Over 120 Days Delinquent	0.89%	73	$859,564.72
Total Delinquent Receivables	4.33%	432	$4,178,728.13

Repossession Inventory:
Repossessed in the Current Collection Period		10	$95,013.66
Total Repossessed Inventory		15	$138,886.09

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.9340%
Preceding Collection Period			0.5115%
Current Collection Period			0.8028%
Three Month Average			0.7494%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			1.0337%
Preceding Collection Period			0.8909%
Current Collection Period			0.8643%
Three Month Average			0.9296%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer